Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	EUDA has adopted a Cyber Security Policy to identify, assess, manage, mitigate, and respond to cybersecurity threats. The purpose of the policy is to establish a framework for managing cyber risks effectively, complying with relevant regulations, and protecting the Company’s digital assets from unauthorized access, disclosure, alteration, or destruction. This policy is integrated within the Company’s enterprise risk management system. The policy addresses the corporate information technology environment, third-party service providers, and external-facing applications.

EUDA’s cybersecurity incident response process will involve a multi-functional approach for investigating, containing, and mitigating incidents, including reporting findings to senior management and other key stakeholders, including if appropriate the audit committee and the board, and keeping them informed and involved as appropriate. While we have not, as of the date of this Form 20-F, experienced a cybersecurity threat or incident that has had a material impact on our business or operations, there can be no guarantee that we will not experience an incident that results in a material impact to our business or operations in the future. In addition, cybersecurity threats are constantly evolving and increasing in sophistication, which increases the difficulty of successfully defending against them or implementing adequate preventative measures.

Our information security team, which reports to the Chief Executive Officer, stays informed about and oversees prevention, detection, mitigation, and remediation efforts through regular communication and reporting channels within our organization.

Cybersecurity Risk Management Processes Integrated [Text Block]	EUDA has adopted a Cyber Security Policy to identify, assess, manage, mitigate, and respond to cybersecurity threats. The purpose of the policy is to establish a framework for managing cyber risks effectively, complying with relevant regulations, and protecting the Company’s digital assets from unauthorized access, disclosure, alteration, or destruction. This policy is integrated within the Company’s enterprise risk management system. The policy addresses the corporate information technology environment, third-party service providers, and external-facing applications.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our information security team, which reports to the Chief Executive Officer, stays informed about and oversees prevention, detection, mitigation, and remediation efforts through regular communication and reporting channels within our organization.